Share-based payments - Schedule of RSU transactions continuity (Detail) - Restricted share units [member] - shares							12 Months Ended
	Dec. 04, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 09, 2024	Aug. 12, 2024	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year							0	0	0
Granted	120,000	275,000	500,000	387,500	87,500	3,087,500	4,457,500	0	0
Exercised							(31,875)	0	0
Forfeit							0	0	0
Balance, end of year							4,425,625	0	0